Shareholder Report, Average Annual Return (Details) 74200004500_Franklin Emerging Market Core Equity -IU- Fund_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	82 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Emerging Market Core Equity (IU) Fund
Average Annual Return, Percent	36.45%	9.83%	10.62%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	36.44%	8.03%	10.27%